Cash and cash equivalents (Details) DKK in Thousands, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 DKK	Mar. 15, 2017 USD ($)	Mar. 15, 2017 DKK	Dec. 31, 2016 USD ($)	Dec. 31, 2016 DKK	Dec. 31, 2015 DKK	Dec. 31, 2014 DKK
Cash and cash equivalents
Cash and cash equivalents		DKK 588,718				DKK 323,330	DKK 418,796	DKK 516,849
Restricted cash		5,900	$ 25.0	DKK 175,000		318,700
Amount of restricted cash held in milestone payment reserve account		0				305,100
Amount of restricted cash held in interest reserve account		5,900				13,600
Senior secured notes
Cash and cash equivalents
Amount of Bonds issued | $	$ 24.8				$ 50.0
DKK
Cash and cash equivalents
Cash and cash equivalents		12,824				16,609
USD
Cash and cash equivalents
Cash and cash equivalents		252,884				214,915
EUR
Cash and cash equivalents
Cash and cash equivalents		DKK 323,010				DKK 91,806